Annual Total Returns [BarChart] - First Trust Enhanced Short Maturity ETF - First Trust Enhanced Short Maturity ETF	Mar. 01, 2021
Bar Chart Table:
2015	0.33%
2016	1.13%
2017	1.54%
2018	1.85%
2019	2.82%
2020	1.14%